Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Assets Fair value	kr 14,410	kr 8,419
Liabilities Fair value	14,006	14,729
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	14,410	8,419
Liabilities Fair value	14,006	14,729
Nominal amounts	608,555	531,844
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	2,067	3,192
Liabilities Fair value	6,503	9,464
Nominal amounts	418,806	361,160
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	12,269	5,218
Liabilities Fair value	2,785	3,518
Nominal amounts	166,739	157,362
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	2	2
Liabilities Fair value	3,872	895
Nominal amounts	13,818	9,801
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	72	7
Liabilities Fair value	846	852
Nominal amounts	kr 9,192	kr 3,521